UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-CSR

     CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number:     811-05631
                                                        --------------

                         First Pacific Mutual Fund, Inc.
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                       2756 Woodlawn Drive, Suite #6-201
                           Honolulu, HI  96822-1856
                       ---------------------------------
               (Address of principal executive offices) (Zip code)

                               Roy W. Adams, Jr.
                                370 Park Street
                                   Suite #2
                               Moraga, CA  94556
                    --------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code:  808-988-8088

                      Date of fiscal year end:  September 30

                    Date of reporting period:  March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of
information under the clearance requirements of 44 U.S.C.   3507.




Item 1.  Reports to Stockholders.


                    First Pacific Low Volatility Fund





                          SEMI-ANNUAL REPORT





                            March 31, 2012






May 4, 2012



Dear fellow shareholder,

	On June 10, 2011 the First Pacific Low Volatility Fund ("Fund") commenced operations as a new series of First Pacific Mutual Fund, Inc. The investment objective of the Fund is to achieve long-term capital appreciation and preservation of capital while lowering volatility.

      Equity markets have performed strongly in the six months ending March 31, 2012. The Fund had a net asset value ("NAV") of $9.17 on October 1, 2011 and a NAV of $10.28 on March 31, 2012, which resulted in a 12.10% return for the six month period. In the first three months of 2012, the S&P 500 Index posted its best quarterly performance since 2009. Investors seemed optimistic as the eurozone backed away from the point of collapse, the U.S. economy showed continued signs of life, and European and U.S. central banks pledged to step in and support global economic growth.

      As a result, risk levels trended lower. Volatility, as measured by the CBOE Volatility Index ("VIX"), ended at 15.50 as of the end of the reporting period. This is a marked decline since September 30, 2011 at which the measure stood at 42.96.

      With the positive equity market momentum and lower levels of risk, the Fund's portfolio managers increased allocation to equity positions. The Fund's cash position was decreased from approximately 59% to 14%, with a large percentage of that allocation invested in equity holdings. The Fund's portfolio managers are still favorable towards large-cap US companies with a preference, though not a requirement, for cash dividends. As cash yields and bond yields are near historical lows, and the eurozone continues its troubles, we feel domestic dividend paying companies stand to do well.

      The Fund continues to utilize structured notes in an effort to reduce equity market volatility. The Fund's structured note holdings performed well during the reporting period as the reference equity indices increased, and the underlying credit spreads of the issuer narrowed. All things equal, as credit spreads narrow, the value of an issuer's notes should be higher. As of the end of the reporting period, the Fund held approximately 19% of net assets in structured notes.

      Continuing with our focus on risk management, the Fund's portfolio managers implemented equity call option writing within the portfolio strategy. In such a management technique, the portfolio managers sell call options on an existing equity position to reduce the effect of price fluctuations of securities owned by the Fund on the Fund's NAV and to generate additional revenues. The Fund's portfolio management team uses discretion in the selection of which equity securities to write (or sell) the call option. As of the end of the reporting period, the Fund had call option liabilities of -0.40% of net assets.

	On the following pages you will find our March 31, 2012 Semi-Annual Report. If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at (808) 988-8088 or
(800) 354-9654.

      On a final note, we would like to express our gratitude to our investors. The capital market environment is as challenging as ever. We appreciate your confidence in our firm in the management of your assets.


Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO             Lee Financial Securities, Inc./Distributor

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (808) 988-8088 or (800) 354-9654.

Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Semi-Annual Report must be accompanied or preceded by a prospectus.

Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Low volatility investing does not guarantee a profit or protect against a loss in a generally declining market. Past performance is no guarantee of future results. First Pacific Low Volatility Fund is a series of First Pacific Mutual Fund, Inc.

Mutual fund investing involves risks. Principal loss is possible. The First Pacific Low Volatility Fund's investments in structured notes may subject the Fund to greater interest rate, credit and counterparty risks and costs than traditional equity funds. The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value or sell them. Structured notes are also subject to risks of debt instruments, including interest rate and call risks, but may have a greater risk of loss than a typical debt security of the same maturity and credit quality. In exchange for the issuer's guarantee of full or partial payment of principal on maturity, the upside return the Fund could achieve on its investment may be capped or limited and the issuer's guarantee is generally available only if the Fund holds the structured note to maturity. The Fund also invests in options which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. The Fund may also invest in foreign securities which, especially in emerging markets, involve greater volatility and political, economic, regulatory and currency risks and differences in accounting methods. The Fund may invest in small, mid or large companies. Investment in smaller companies involves additional risks such as limited liquidity and greater volatility than larger companies. The Fund's investments in other investment companies, including exchange traded funds, subjects the Fund to those risks affecting that investment company, including a possible decrease in the value of the underlying securities. The Fund will also incur brokerage costs when it purchases exchange traded funds and will incur its pro rata share of the underlying investment company's expenses. This is not a complete list of risks that may affect the Fund.
For additional information concerning the risks applicable to the Fund, please see the Fund's prospectus.

This report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on predictions and expectations of the Fund's investment manager, Lee Financial Group Inc. (Investment Manager), concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.


YOUR FUND'S EXPENSES
--------------------

As a Fund shareholder, you can incur the following costs:

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the period indicated.

Actual Fund Expenses
--------------------
The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
     If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."
     If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
----------------------------------------------------
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

                    Beginning                           Expenses Paid During
                     Account           Ending Account          Period*
                 Value 10/01/11        Value 03/31/12   10/01/11 - 03/31/12

First Pacific Low Volatility Fund
Actual              $1,000.00              $1,121.00         $10.92
Hypothetical        $1,000.00              $1,014.70         $10.38

*Expenses are equal to the annualized expense ratio (2.06%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

COMMON STOCK - 68.68%
                                                  Shares        Value
                                                  ------        -----
CONSUMER DISCRETIONARY - 9.30%


Chipolte Mexican Grill, Inc. (b)                   2,000    $     836,000
The Walt Disney Company                           15,000          656,700
Ford Motor Company                                50,000          624,500
McDonald's Corporation                             3,600          353,160
                                                             ------------
                                                                2,470,360
                                                             ------------

CONSUMER STAPLES - 9.95%
The Coca-Cola Company                             13,100          969,531
Kimberly-Clark Corporation                         6,800          502,452
Phillip Morris International, Inc.                13,200        1,169,652
                                                             ------------
                                                                2,641,635
                                                             ------------

ENERGY - 4.38%
Devon Energy Corporation                           5,600          398,272
Exxon Mobil Corporation                            5,900          511,707
Marathon Oil Corp.                                 8,000          253,600
                                                              -----------
                                                                1,163,579
                                                              -----------

FINANCIALS - 4.44%
American Express Company                          13,200          763,752
Reinsurance Group of America, Inc.                 3,300          196,251
Ventas, Inc. (REIT)                                3,854          220,063
                                                              -----------
                                                                1,180,066
                                                              -----------


HEALTH CARE - 10.40%
Aetna Inc.                                         6,700          336,072
Bristol-Myers Squibb Company                      26,700          901,125
Intuitive Surgical, Inc. (b)                       1,600          866,800
Johnson & Johnson                                  5,000          329,800
Sirona Dental Systems, Inc. (b)                    6,400          329,856
                                                              -----------
                                                                2,763,653
                                                              -----------

See accompanying notes to financial statements.>

FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

                                                  Shares        Value
                                                  ------        -----
INDUSTRIALS - 6.25%
Caterpillar, Inc.                                  4,700    $     500,644
Parker-Hannifin Corporation                        5,900          498,845
3M Company                                         7,400          660,154
                                                              -----------
                                                                1,659,643
                                                              -----------


INFORMATION TECH. - 17.34%
Apple Inc. (b)                                     1,400          839,258
Automatic Data Processing, Inc.                   15,000          827,850
Global Payments Inc.                               9,400          446,218
Google Inc. (b)                                    1,500          961,860
International Business Machines Corporation        3,100          646,815
Qualcomm Inc.                                     13,000          884,260
                                                              -----------
                                                                4,606,261
                                                              -----------


TELECOMMUNICATION SERVICES - 2.80%
AT&T Inc.                                          8,300          259,209
Verizon Communications Inc.                       12,700          485,521
                                                              -----------
                                                                  744,730
                                                              -----------


UTILITIES - 3.82%
Oneok, Inc.                                        6,300          514,458
PPL Corporation                                   17,700          500,202
                                                              -----------
                                                                1,014,660
                                                              -----------

Total Common Stocks (Cost $16,988,637)                         18,244,587
                                                              -----------

See accompanying notes to financial statements.>


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

                                                  Shares        Value
                                                  ------        -----
STRUCTURED NOTES - 19.43%
Barclays Bank PLC Buffered SuperTrack
Notes Due 09/05/2012 Linked to the
Performance of the iShares MSCI EAFE
Index Fund (b)                                 1,000,000    $     952,300

Deutsche Bank Capped Buffered
Underlying Securities Linked to the S&P
500 Index Due 05/20/13 (b)                     1,000,000        1,038,700

The Goldman Sachs Group, Inc. Medium-
Term Notes, Series D Leveraged Buffered
Index-Linked Notes due 04/15/2013 Linked
to the S&P 500 Index (b)                       1,000,000        1,151,770

JP Morgan Chase & Co., Buffered Return
Enhanced Notes Linked to the S&P 500
Index Due 09/07/2012 (b)                         500,000          524,850

JP Morgan Chase & Co., Buffered Return
Enhanced Notes Linked to the S&P 500
Index Due 01/10/2013 (b)                         500,000          532,200

Royal Bank of Canada Buffered Bullish
Enhanced Return Notes Linked to the
iShares MSCI EAFE Index Fund
Due 12/28/2012 (b)                             1,000,000          961,300
                                                              -----------

Total Structured Notes (Cost $5,000,000)                        5,161,120
                                                              -----------


MONEY MARKET FUND - 13.55%
Federated Government Obligation-I              3,598,116        3,598,116
                                                              -----------
Money Market Fund (Cost $3,598,116)                             3,598,116
                                                              -----------


           Total Investments (Cost $25,586,753) (a)   101.66%  27,003,823
           Other Assets Less Liabilities               (1.66%)   (441,058)
                                                      -------  ----------
           Net Assets                                 100.00% $26,562,765
                                                      =======  ==========

(a)	Book and tax cost are the same.
(b)	Non-Income producing security.


       At March 31, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

           Gross unrealized appreciation           $  1,568,550
           Gross unrealized depreciation               (151,480)
                                                    -----------
           Net unrealized appreciation             $  1,417,070
                                                    ===========

See accompanying notes to financial statements.>


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF OPEN OPTIONS WRITTEN

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

Written Call Options (b)                                    Contracts   Value
                                                            ---------   -----
Caterpillar Inc. expires 04/2012 at $105(exercise price)            47 (16,215)
Ford Motor Company expires 04/2012 at $13(exercise price)          500  (6,500)
Google Inc. expires 04/2012 at $630(exercise price)                 15 (41,250)
Intuitive Surgical, Inc. expires 04/2012 at $530(exercise price) 16 (40,000) Parker-Hannifin Corporation expires 04/2012 at $90 (exercise price) 59 (1,770)
PPL Corporation expires 04/2012 at $29 (exercise price)            177    (885)
                                                                       -------
Total Written Call Options (Premiums Received $84,987)                (106,620)
                                                                       -------

(b)	Non-Income producing security.



See accompanying notes to financial statements.>


FIRST PACIFIC LOW VOLATILITY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

                                                        Low Volatility
                                                             Fund
                                                        --------------
ASSETS
   Investments at market value
     (Identified cost $25,586,753) (Note 1 (A))           $27,003,823
   Income receivable                                           31,748
   Subscriptions receivable                                   401,183
   Other Assets                                                17,898
                                                           ----------
        Total assets                                       27,454,652
                                                           ----------

LIABILITIES
   Payable for investment securities purchased                731,243
   Redemptions payable                                          2,700
   Management fee payable                                      21,123
   Administration fee payable                                     422
   Distribution Plan payable                                    3,169
   Shareholder Servicing fee payable                            2,112
   Transfer Agent fee payable                                   1,267
   Chief Compliance Officer fee payable                         1,323
   Accrued expenses                                            21,908
   Written options at value (premium $84,987)                 106,620
                                                            ---------
        Total liabilities                                     891,887
                                                            ---------

NET ASSETS                                                $26,562,765
                                                           ==========
   	(Applicable to 2,583,384 shares outstanding,
        $.01 par value, 20,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR CLASS SHARES                      $10.28
                                                                =====

NET ASSETS
   At March 31, 2012, net assets consisted of:
     Paid-in capital                                      $25,252,319
     Undistributed net investment income loss                 (70,433)
     Accumulated net realized loss on investments             (14,558)
     Net unrealized depreciation on written options           (21,633)
     Net unrealized appreciation on investments             1,417,070
                                                           ----------
                                                          $26,562,765
                                                           ==========

See accompanying notes to financial statements.>


FIRST PACIFIC LOW VOLATILITY FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

                                                          Low Volatility
                                                               Fund
                                                          --------------
INVESTMENT INCOME
     Dividend Income                                         $168,138
     Interest income                                              259
                                                              -------
     Total investment income                                  168,397
                                                              -------

   Expenses
     Management fee (Note 2)                                  115,852
     Distribution costs (Notes 2 and 3)                        17,378
     Transfer Agent fee (Note 2)                                6,951
     Shareholder Services fee (Note 2)                         11,585
     Administration fee (Note 2)                                2,317
     Accounting fee                                            20,841
     Legal and Audit fees                                      26,908
     Printing                                                   2,475
     Custodian fee                                              3,462
     Insurance                                                     24
     Registration fee                                          18,867
     Chief Compliance Officer fee (Note 2)                      7,292
     Directors fee                                                772
     Miscellaneous fee                                          4,106
                                                              -------
     Total expenses                                           238,830
                                                              -------

        Net investment income loss                            (70,433)

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   	Net realized gain (loss) on transactions from:
        Investments                                           103,665
        Options                                                59,418
     Net change in unrealized appreciation (depreciation)
      on transactions from:
        Investments                                         2,574,093
        Options                                               (21,633)
                                                            ---------
        Net realized and unrealized gain on investments     2,715,543
                                                            ---------

NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                             2,645,110
                                                            =========

See accompanying notes to financial statements.>


FIRST PACIFIC LOW VOLATILITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                      For The Six Months Ended   For The Period June 10, 2011
                      March 31, 2012 (Unaudited)  through September 30, 2011*
                      -------------------------  ----------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income loss             $   (70,433)       $   (66,495)
     Net realized gain (loss) on investments    163,083           (177,641)
     Increase in unrealized appreciation
         (depreciation) of investments        2,552,460         (1,157,023)
                                              ---------          ---------
        Net increase (decrease) in net
         assets resulting from operations     2,645,110         (1,401,159)
                                              ---------          ---------

   Capital share transactions (a)
     Increase in net assets resulting from
        capital share transactions            3,007,254         22,311,560
                                              ---------         ----------
           Total increase in net assets       5,652,364         20,910,401

NET ASSETS
   Beginning of period                       20,910,401                  -
                                             ----------         ----------
   End of period                            $26,562,765        $20,910,401
                                             ==========         ==========

(a)	Summary of capital share activity follows:


                   For The Six Months Ended     For The Period June 10, 2011
                         March 31, 2012          through September 30, 2011
                   ------------------------     ----------------------------
                     Shares         Value         Shares         Value
                     ------         -----         ------         -----
   Shares sold       424,292     $ 4,194,997    2,368,269     $23,156,495
   Shares redeemed  (121,410)     (1,187,743)     (87,768)       (844,935)
                    --------       ---------    ---------     -----------
   Net increase      302,882     $ 3,007,254    2,280,501     $22,311,560
                    ========      ==========    =========      ==========


   *Commenced operations June 10, 2011.

See accompanying notes to financial statements.>


FIRST PACIFIC LOW VOLATILITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
-------------------------------------------------------------------------------

                                For The Six Months Ended      Period Ended
                               March 31, 2012 (Unaudited)  September 30, 2011*
                               -------------------------   -------------------
Net asset value
   Beginning of period                         $ 9.17           $10.00
                                                -----            -----
Income from investment operations
   Net investment income                         (.03)            (.03)
   Net gain (loss) on securities
      (both realized and unrealized)             1.14             (.80)
                                                -----            -----
    Total from investment operations             1.11             (.83)
                                                -----            -----

   End of period                               $10.28           $ 9.17
                                                =====            =====

Total return                                    12.10%+          -8.30%+

Ratios/Supplemental Data
   Net assets, end of period (in 000's)       $26,563          $20,910

   Ratio of expenses to average net assets (a)   2.06%**          2.28%**

   Ratio of net investment income to
      average net assets                        -0.61%**         -1.58%**

Portfolio turnover                              37.22%+          18.42%+




*Commenced operations June 10, 2011.
**Annualized
+ Not Annualized
(a) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes to financial statements.>


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

First Pacific Low Volatility Fund ("Fund") is a series of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. First Pacific Mutual Fund, Inc. currently has two investment portfolios, including the Fund which is currently offering one Class of Shares:
Investor Shares.

The investment objective of the Fund is to achieve long-term capital appreciation and preservation of capital while lowering volatility. The Fund seeks to achieve its objective by normally investing primarily in equity securities of U.S. companies and allocating a portion of total assets to structured notes. The Fund also may invest in exchange traded funds that invest in domestic or foreign securities, foreign securities, real estate investment trusts, fixed income securities, short-term debt instruments, cash and cash equivalents, and convertible bonds and convertible preferred stock. It also may write and purchase covered call and put options.

Structured notes are specially designed debt instruments whose principal and interest payments are linked to, and whose values rise or fall in response to, the value of an index, basket of securities, interest rate benchmark or other financial asset. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security. The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In exchange for the issuer's guarantee of full or partial payment of principal on maturity, the upside return the Fund could achieve on its investment may be capped or limited and the issuer's guarantee is generally available only if the Fund holds the structured note to maturity. There may be higher fees and costs associated with structured notes than other types of investments. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time. Structured notes are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

The Fund may write (sell) covered call options on securities. If the option is exercised by the purchaser prior to the expiration, the Fund is required to deliver the underlying security against payment of the exercise price. Writing call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Fund's positions in options will fluctuate in response to changes in the value of the underlying security or index, as applicable. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result there is a possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management as well as the ability of the Fund to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies. Over-the-counter options may be considered illiquid and are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

Option Transactions - The Fund may write (sell) covered call and put options and buy put and call options to reduce the effect of price fluctuations of securities owned by the Fund on the Fund's net asset value and to generate additional revenues. The Fund also may write and purchase call and put options in combination with each other to adjust the risk and return characteristics of the overall position. When a call option is written, an amount equal to the premium received is recorded as a liability. When an option written expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

Disclosures about Derivative Instruments and Hedging Activities: The Fund follows FASB ASC 815 "Disclosures about Derivative Instruments and Hedging Activities" ("ASC 815"), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Fund's use of, and accounting for, derivative instruments and the effect on the results of the Fund's operations and financial position. At March 31, 2012 and during the period then ended, the Fund had the following derivatives and transactions in derivatives:

Transactions in written option contracts for the period ended March 31, 2012 are as follows:

                                          Number of          Premiums
                                          Contracts          Received
                                          ---------          --------
Options outstanding at September 30, 2011        0           $      0
Options written                             (1,533)          (455,764)
Options closed                                  90             32,959
Options exercised                              560            294,657
Options expired                                 69             43,161
                                             -----            -------
Options outstanding at March 31, 2012         (814)          $(84,987)

Average Balance Information
The average monthly market value of written options during the period ended March 31, 2012 was $108,763.

The locations on the Statement of Assets and Liabilities of the Fund's derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815 are as follows:

Values of Derivative Instruments as of March 31, 2012 on the Statement of Assets and Liabilities:

  Derivatives not accounted for     Liabilities
  as hedging instruments            -----------
  under ASC 815
  -------------                     Location                     Value
  Equity Contracts - Options        Written options at value    $106,620
                                                                 -------
        Total Value                                             $106,620
                                                                 -------


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

The effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2012:

Amount of Realized Gain or (Loss) on Derivative Recognized in Income Derivatives not accounted for as hedging instruments
under ASC 815                      Written Options         Total
----------------------------------------------------------------
Equity Contracts                   $59,418                $59,418

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments
under ASC 815                      Written Options          Total
-----------------------------------------------------------------
Equity Contracts                    $(21,633)             $(21,633)

The Fund's investments in other investment companies subjects it to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. The Fund will incur its pro rata share of the underlying investment company's expenses. The Fund may purchase ETFs which may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

The Fund may purchase fixed income securities which will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

	(A)  SECURITY VALUATION
	Portfolio securities that are fixed income (debt) securities are valued by an independent pricing agent using methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Structured notes are valued at the closing price or evaluated bid as provided daily by independent pricing agents. Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available will be valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the closing bid price. Securities traded over-the-counter will be valued at the last reported sale price on the Nasdaq Trade Reporting Facility, Alternative Display Facility or other facility that reports trades of over-the-counter securities. If there is no such reported sale on the valuation date, over-the-counter securities will be valued at the most recently quoted bid price. Nasdaq listed securities are valued at the Nasdaq Official Closing


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

	Price. Options listed for trading on a securities exchange or board of trade will be valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices. In the absence of a last quoted sales price or mean price, options are valued at the closing ask price (for short positions). Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. Exchange-traded open-end investment companies and closed-end investment companies are priced as equity securities. Foreign securities are often principally traded on markets that close at different hours than U.S. markets. Such securities will be valued at their most recent closing prices on the relevant principal exchange even if the close of that exchange is earlier than the time of the Fund's net asset value ("NAV") calculation. However, securities traded in foreign markets which remain open as of the time of the NAV calculation will be valued at the most recent sales price as of the time of the NAV calculation. In addition, prices for certain foreign securities may be obtained from the Fund's approved independent pricing agents. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

	Securities for which market quotations are not readily available or for which available prices are believed to be suspect will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally Accepted Accounting Principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

	The following is a description of the valuation techniques applied to the Fund's major categories of financial instruments measured at fair value on a recurring basis:

	Common Stocks and Exchange-Traded Funds, to the extent these securities are actively traded and valuation adjustments are not applied, are categorized in Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy.

	Structured Notes are categorized in Level 2 of the fair value hierarchy.

	Investment in registered open-end investment management companies will be categorized as Level 1 of the fair value hierarchy.

	Options listed for trading on a securities exchange or board of trade, and which are actively traded, are categorized in Level 1 of the fair value hierarchy.

	The following is a summary of the inputs used in valuing the Fund's investments, as of March 31, 2012. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Valuation Inputs at Reporting Date:
      Description         Level 1       Level 2      Level 3     Total
      Assets
      ------
      Common Stocks     $18,244,587    $-0-           $-0-    $18,244,587
      Structured Notes  $-0-           $5,161,120     $-0-    $ 5,161,120
      Money Market Fund $ 3,598,116    $-0-           $-0-    $ 3,598,116
                         ----------     ---------      ---     ----------
      Total Investments $21,842,703    $5,161,120     $-0-    $27,003,823
                         ==========     =========      ===     ==========
      Liabilities
      -----------
      Written covered
      call options      $   106,620     $-0-          $-0-    $   106,620
                         ----------      ---           ---     ----------

	There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

	(B)  FEDERAL INCOME TAXES
	It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders.
	Therefore, no federal income tax provision is required.   At September
	30, 2011, the Fund had a short-term capital loss carryforward of $177,641.

	In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

	Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

	The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2011, open Federal tax years include the tax year ended September 30, 2011. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made were changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely.

	(C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
          SHAREHOLDERS
	Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Investment transactions are recorded on a trade date basis. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. The Fund intends to pay income dividends at least annually.

	(D)  USE OF ESTIMATES
	The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

	(E)  SHARE VALUATION
	The net asset value per share for the Fund is determined by calculating the total value of the Fund's assets, deducting its total liabilities and dividing the result by the number of shares outstanding.


(2)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of 1.00% and up to ..05% of the Fund's average daily net assets, respectively. For the period ended March 31, 2012, the Fund was allocated $7,292 of the Chief
Compliance Officer fee.

The Fund's distributor, Lee Financial Securities, Inc. ("LFS"), a wholly-owned subsidiary of LFG, received $17,378 for costs incurred in connection with the sale of the Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of .06% of the Fund's average daily net assets. LFR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of the Fund's average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.


(3)  DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of
the Act.   Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Fund's Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.


(4)  PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $15,913,780 and $6,970,147, respectively, for the Fund during the period October 1, 2011 through March 31, 2012.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

(5)  TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

For the period ending September 30, 2011, the Fund had no distributions. The tax character of distributable earnings at September 30, 2011 were as follows:

       Undistributed                               Post  Unrealized Total
      Net Investment Undistributed  Capital Loss  October  Gain/  Distributable
         Income      Capital Gains  Carryforwards Losses  (Loss)   Earnings
         ------      -------------  ------------- ------  ------   --------
First Pacific Low Volatility Fund
         $ -           $ -         $(177,641)     $ -  $(1,157,023) $(1,334,664)

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period-ended September 30, 2011, the Fund's net investment income loss was decreased by $66,495, and paid-in capital was decreased by $66,495.


(6)  NEW ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update ("ASU") modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International
Accounting Standards Board ("IASB") issued International Financial
Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. The Fund did not have any transfers between Level 1 and Level 2 securities and had no Level 3 measurements during the period covered by this report. Therefore, the Fund has concluded that Fair Value measurement disclosure had no impact on the Fund's financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

(7)  SUBSEQUENT EVENTS DISCLOSURE

In preparing the Financial Statements as of March 31, 2012, the Fund's management considered the impact of subsequent events for potential recognition or disclosure in these Financial Statements.

The Investment Manager has agreed to waive 0.35% of its 1.00% management fees. This management fee waiver will be in effect from May 1, 2012 through the end of the Fund's fiscal year, September 30, 2012 and can be terminated only with the consent of the Board of Directors.



FIRST PACIFIC LOW VOLATILITY FUND

Shareholder Information (Unaudited)


Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and the Fund's website at www.leehawaii.com and reflect the period beginning June 10, 2011 and ending June 30, 2011.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission ("Commission") for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov or the Fund's website at www.leehawaii.com. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



                           INVESTMENT MANAGER
                        Lee Financial Group Inc.
                    2756 Woodlawn Drive, Suite #6-201
                      Honolulu, Hawaii  96822-1856

                               DISTRIBUTOR
                     Lee Financial Securities, Inc.
                    2756 Woodlawn Drive, Suite #6-201
                      Honolulu, Hawaii  96822-1856

                            FUND ACCOUNTANT
                       Ultimus Fund Solutions, LLC
                    225 Pictoria Drive, Suite 450
                         Cincinnati, Ohio  45246

                               CUSTODIAN
                            Union Bank, N.A.
                   350 California Street, 6th Floor
                   San Francisco, California  94104

                             LEGAL COUNSEL
                           Roy W. Adams, Jr.
                            370 Park Street
                               Suite #2
                       Moraga, California  94556

                            TRANSFER AGENT
                    Lee Financial Recordkeeping, Inc.
                    2756 Woodlawn Drive, Suite #6-201
                      Honolulu, Hawaii  96822-1856





















                              [FUND LOGO OMITTED]




                              Hawaii Municipal Fund




                                SEMI-ANNUAL REPORT
                                 March 31, 2012






May 4, 2012




Dear fellow shareholder,

	The April tax season has just passed, and as Hawaii taxpayers, many of us felt the impact of paying high taxes. In fact, as a Hawaii resident, as much as $42 of $100 of our taxable income could go to the government in income taxes.

	According to the Tax Foundation, the average employee in Hawaii works until April 17th to pay his taxes. In this tough economy, every dollar we save makes a difference. We believe that investing in tax-free funds such as the Hawaii Municipal Fund can help reduce our tax burden. As shareholders of the Fund, you are earning tax-free income* and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

       Interest rates are the most important of many factors which can affect bond prices. For the period October 1, 2011 through March 31, 2012 the Federal Reserve left the Fed Funds rate unchanged in the range of 0 - .25%. During this period the yield curve moderately steepened with the 10 year treasury bond yield rising from 1.80% to 2.23%. At the same time state budget difficulties began to moderate. This accounts for the Hawaii Municipal Fund's six month price increase of $0.19 per share. The primary investment strategy of the Hawaii Municipal Fund is to purchase investment grade long-term Hawaii municipal bonds. The past six months performance for the Fund, which is presented in this Semi-Annual Report, was primarily a result of the implementation of this strategy.

       We believe that the economy is slowly recovering from a number of crises
- housing, credit and financial. However, spending by people and businesses remains weak, and the economy continues to be plagued with high unemployment. This would normally be a positive for the bond market, but because of massive federal stimulus injections, we believe that there continues to be a higher than normal inflationary risk which may impact the municipal bond market in the intermediate term.

MOODY'S MUNICIPAL BOND RATINGS
Hawaii Municipal Fund
March 31, 2012

[The following table was depicted as a pie chart in the printed material.]

Aaa          4.20%
Aa1          1.43%
Aa2         23.12%
Aa3         17.19%
A1           2.82%
A2           8.70%
A3           7.39%
Baa1        11.34%
Baa2         3.57%
Ba1          0.37%
NR^         19.34%
WR^          0.53%

	^ Primarily all of the investments in the Hawaii Municipal Fund portfolio are investment grade securities. Only 1.32% of the municipal bonds purchased for the portfolio are deemed to be below investment grade by the Investment Manager.

	On the following pages you will find our March 31, 2012 Semi-Annual Report. If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at (808) 988-8088.

	Thank you for your business. As always, we look forward to providing you with the high level of service that you have come to expect.


Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO          Lee Financial Securities, Inc./Distributor


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (808) 988-8088 or (800) 354-9654.

*Some income may be subject to the federal alternative minimum tax for certain investors. Income may also be subject to capital gains taxes.

Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Semi-Annual Report must be accompanied or preceded by a prospectus.

Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. The Fund is a series of First Pacific Mutual Fund, Inc.

This report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on predictions and expectations of the Fund's investment manager, Lee Financial Group Inc. ("Investment Manager"), concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Mutual fund investing includes risks. Principal loss is possible. The Fund's investments in municipal bonds subjects the Fund to interest rate, credit, call and geographic concentration risk.


YOUR FUND'S EXPENSES
--------------------

As a Fund shareholder, you can incur the following costs:

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
--------------------
The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
     If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."
     If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
----------------------------------------------------
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.


                     Beginning                          Expenses Paid During
                      Account          Ending Account          Period*
                   Value 10/01/11    Value 03/31/2012   10/01/11 - 03/31/12

Hawaii Municipal Fund Investor Class
Actual               $1,000.00           $1,033.90             $5.39
Hypothetical         $1,000.00           $1,019.70             $5.35


*Expenses are equal to the annualized expense ratio (1.06%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

                                                               Value
    Par Value                                              (Note 1 (A))
    ---------                                              ------------

                         HAWAII MUNICIPAL BONDS - 94.51%
                         -------------------------------
		Hawaii County
			General Obligation Bonds - 3.84%
$  1,755,000         5.000%,  07/15/21                    $   2,039,486
   1,000,000         5.000%,  07/15/22                        1,051,940
     370,000         5.000%,  07/15/24                          398,919
   1,210,000         5.000%,  03/01/25                        1,394,852
   1,265,000         5.000%,  03/01/26                        1,447,653
                                                            -----------
                                                              6,332,850
                                                            -----------
		Hawaii State
			General Obligation Bonds - 1.98%
   2,880,000         5.000%,  05/01/27                        3,271,248
                                                              ---------

			Airport Systems Revenue Bonds - 8.35%
      90,000         6.900%,  07/01/12                           91,372
     175,000         6.900%,  07/01/12                          177,648
     665,000         5.250%,  07/01/26                          755,819
  11,280,000         5.250%,  07/01/27                       12,742,452
                                                            -----------
                                                             13,767,291
                                                            -----------

			Certificates of Participation-State Office Buildings - 4.62%
   1,500,000         5.000%,  05/01/15                        1,671,555
   4,200,000         5.000%,  05/01/17                        4,851,210
     500,000         4.000%,  05/01/19                          548,690
     500,000         4.000%,  05/01/20                          546,110
                                                            -----------
                                                              7,617,565
                                                            -----------

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 13.97%
     400,000         4.950%,  04/01/12                          400,000
   5,430,000         5.750%,  12/01/18                        5,450,145
     125,000         6.150%,  01/01/20                          125,500
   1,125,000         5.700%,  07/01/20                        1,129,129
     115,000         5.450%,  11/01/23                          115,129
   4,725,000         5.650%,  10/01/27                        4,801,687
   8,085,000         6.200%,  11/01/29                        8,117,582
   3,000,000         4.650%,  03/01/37                        2,888,460
                                                            -----------
                                                             23,027,632
                                                            -----------

See accompanying notes to financial statements.>


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

                                                               Value
    Par Value                                              (Note 1 (A))
    ---------                                              ------------

				Chaminade University - 3.10%
 $ 2,750,000         5.000%,  01/01/26                     $  2,822,380
   1,270,000         4.700%,  01/01/31                        1,277,709
   1,000,000         4.750%,  01/01/36                        1,007,090
                                                            -----------
                                                              5,107,179
                                                            -----------

    				Hawaii Pacific Health - 5.16%
     775,000         4.625%,  07/01/21                          830,033
   1,140,000         5.600%,  07/01/33                        1,151,183
   6,000,000         5.500%,  07/01/40                        6,303,480
     200,000         5.750%,  07/01/40                          212,372
                                                            -----------
                                                              8,497,068
                                                            -----------

				Hawaii Mid-Pacific Institute - 1.97%
   2,085,000         5.000%,  01/01/26                        2,115,378
   1,230,000         4.625%,  01/01/36                        1,129,386
                                                            -----------
                                                              3,244,764
                                                            -----------

				Kapiolani Health Care System - 0.70%
   1,110,000         6.400%,  07/01/13                        1,153,512
                                                            -----------

				Kuakini Hawaii Health System - 0.35%
     570,000         6.300%,  07/01/22                          570,866
                                                            -----------

				Kahala Nui - 5.28%
   8,200,000         8.000%,  11/15/33                        8,699,544
                                                            -----------

				Wilcox Hospital - 1.15%
     475,000         5.250%,  07/01/13                          476,392
   1,250,000         5.350%,  07/01/18                        1,252,038
     160,000         5.500%,  07/01/28                          160,118
                                                            -----------
                                                              1,888,548
                                                            -----------

			Harbor Capital Improvements Revenue Bonds - 4.11%
     150,000         5.000%,  07/01/12                          151,363
   1,580,000         5.250%,  01/01/16                        1,686,934
   1,665,000         5.375%,  01/01/17                        1,776,938
     500,000         5.500%,  07/01/19                          503,155
   2,005,000         5.250%,  01/01/21                        2,136,368
     520,000         5.750%,  07/01/29                          521,144
                                                            -----------
                                                              6,775,902
                                                            -----------

See accompanying notes to financial statements.>


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

                                                               Value
    Par Value                                              (Note 1 (A))
    ---------                                              ------------

			Hawaii Health Systems - 0.95%
$    190,000         3.800%,  02/15/13                     $    192,065
   1,370,000         4.700%,  02/15/19                        1,378,892
                                                            -----------
                                                              1,570,957
                                                            -----------

			Housing Authority
				Single Family
				Mortgage Special Purpose Revenue Bonds - 3.91%
     200,000         4.650%,  07/01/12                          200,984
     350,000         4.800%,  07/01/13                          351,676
      95,000         5.250%,  07/01/13                           95,098
   3,030,000         5.400%,  07/01/29                        3,030,909
     145,000         5.750%,  07/01/30                          145,025
   2,040,000         5.375%,  07/01/33                        2,043,774
     560,000         5.000%,  07/01/36                          584,965
                                                            -----------
                                                              6,452,431
                                                            -----------

				HCDC Rental Housing System Revenue Bonds - 3.95%
     100,000         3.700%,  01/01/13                          101,088
     810,000         4.750%,  07/01/22                          840,594
     600,000         4.750%,  07/01/23                          626,484
     895,000         5.000%,  07/01/24                          943,249
     100,000         5.000%,  07/01/25                          105,327
     990,000         6.000%,  07/01/26                        1,085,317
   1,055,000         6.000%,  07/01/27                        1,147,713
     785,000         6.000%,  07/01/28                          847,957
     750,000         6.000%,  07/01/29                          806,813
                                                            -----------
                                                              6,504,542
                                                            -----------

				HFDC Multi-Family-Kuhio Park- 3.49%
   2,430,000         4.750%,  10/01/27                        2,566,493
   3,000,000         4.950%,  04/01/29                        3,184,830
                                                            -----------
                                                              5,751,323
                                                            -----------

				Multi-Family-Kooloaula Apartments- 2.23%
     220,000         3.125%,  09/01/22                          222,882
   3,435,000         4.000%,  09/01/33                        3,454,476
                                                            -----------
                                                              3,677,358
                                                            -----------

See accompanying notes to financial statements.>


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

                                                               Value
    Par Value                                              (Note 1 (A))
    ---------                                              ------------

			Department of Hawaiian Homelands - 2.67%
$  1,000,000         5.875%,  04/01/34                    $   1,101,840
   3,000,000         6.000%,  04/01/39                        3,303,240
                                                            -----------
                                                              4,405,080
                                                            -----------

				Hawaiian Homelands - COP Kapolei - 4.06%
     210,000         3.750%,  11/01/16                          228,001
     950,000         4.125%,  11/01/23                          996,598
   5,100,000         5.000%,  11/01/31                        5,471,943
                                                            -----------
                                                              6,696,542
                                                            -----------

			University of Hawaii - Revenue Bonds - 6.35%
     100,000         4.000%,  07/15/16                          111,692
   1,000,000         5.000%,  10/01/18                        1,191,850
   1,000,000         5.000%,  10/01/19                        1,201,600
   1,500,000         5.000%,  10/01/23                        1,670,535
   3,355,000         4.500%,  07/15/26                        3,584,851
   2,500,000         5.000%,  07/15/29                        2,701,425
                                                            -----------
                                                             10,461,953
                                                            -----------

		Honolulu City & County
			General Obligation Bonds - Waipahu - 1.18%
   1,940,000         6.900%,  06/20/35                        1,942,425
                                                            -----------

			Water System Revenue Bonds
				Board of Water Supply - 5.06%
   3,550,000         4.500%,  07/01/23                        3,845,857
   1,470,000         5.000%,  07/01/26                        1,633,243
   2,500,000         5.000%,  07/01/32                        2,852,675
                                                            -----------
                                                              8,331,775
                                                            -----------

			Waste System Revenue - 1.65%
   2,380,000         5.250%,  07/01/36                        2,718,436
                                                            -----------

		Kauai County
			General Obligation Bonds - 2.96%
     770,000         5.000%,  08/01/24                          922,129
     880,000         3.625%,  08/01/25                          925,892
   2,780,000         5.000%,  08/01/27                        3,025,391
                                                            -----------
                                                              4,873,412
                                                            -----------

			Housing Authority Paanau Project - 0.12%
     205,000         7.250%,  04/01/12                          205,000
                                                            -----------


See accompanying notes to financial statements.>


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

                                                               Value
    Par Value                                              (Note 1 (A))
    ---------                                              ------------

	Value

		Maui County
			General Obligation Bonds - 1.35%
$  1,000,000         5.000%,  07/01/23                    $   1,118,360
   1,000,000         5.000%,  07/01/24                        1,112,770
                                                            -----------
                                                              2,231,130
                                                            -----------

      Total Hawaii Municipal Bonds (Cost $149,988,448)      155,776,333
                                                            -----------

                      VIRGIN ISLANDS MUNICIPAL BONDS - 0.22%
                      ------------------------------

		Virgin Islands
			Public Finance Authority, Series A - 0.06%
      80,000         7.300%,  10/01/18                           97,650
                                                            -----------

			Public Finance Authority, Series A - 0.16%
     250,000         5.000%,  07/01/14                          258,145
                                                            -----------

      Total Virgin Islands Municipal Bonds (Cost $333,620)      355,795
                                                            -----------



      Total Investments (Cost $150,322,068) (a) 94.73%      156,132,128
      Other Assets Less Liabilities              5.27%        8,684,625
                                                            -----------
      Net Assets                               100.00%     $164,816,753
                                               ======       ===========


	(a)  Aggregate cost for federal income tax purposes is $150,230,989.


At March 31, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Gross unrealized appreciation             $ 5,965,975
                  Gross unrealized (depreciation)               (64,836)
                                                            -----------
                  Net unrealized appreciation               $ 5,901,139
                                                            ===========

See accompanying notes to financial statements.>


HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

                                                        Municipal
                                                          Fund
                                                       -----------
ASSETS
   Investments at market value
     (Identified cost $150,322,068) (Note 1 (A))       $156,132,128
   Cash                                                  10,149,099
   Interest receivable                                    2,436,792
   Subscriptions receivable                                  37,800
   Other assets                                               9,029
                                                        -----------
        Total assets                                    168,764,848
                                                        -----------

LIABILITIES
   Payable for investment securities purchased            3,655,000
   Distributions payable                                    128,889
   Redemptions payable                                        4,455
   Management fee payable                                    69,591
   Administration fee payable                                 2,783
   Distribution Plan payable                                 20,878
   Shareholder Servicing fee payable                         13,918
   Transfer Agent fee payable                                 8,351
   Chief Compliance Officer fee payable                       5,188
   Accrued expenses                                          39,042
                                                        -----------
        Total liabilities                                 3,948,095
                                                        -----------

NET ASSETS                                             $164,816,753
                                                        ===========
   	(Applicable to 14,951,819 shares outstanding,
        $.01 par value, 40,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE, INVESTOR CLASS SHARES                   $11.02
                                                              =====
NET ASSETS
   At March 31, 2012, net assets consisted of:
     Paid-in capital                                   $160,646,226
     Undistributed net investment income                     92,220
     Accumulated net realized loss on investments        (1,731,753)
     Net unrealized appreciation                          5,810,060
                                                        -----------
                                                       $164,816,753
                                                        ===========

See accompanying notes to financial statements.>


HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

                                                        Municipal
                                                          Fund
                                                       -----------
INVESTMENT INCOME
   Interest income                                      $3,423,768
                                                         ---------

   Expenses
     Management fee (Note 2)                               402,822
     Distribution costs (Notes 2 and 3)                    120,847
     Transfer Agent fee (Note 2)                            48,338
     Shareholder Services fee (Note 2)                      80,563
     Administration fee (Note 2)                            16,112
     Accounting fee                                         33,302
     Legal and Audit fees                                   59,396
     Printing                                                4,110
     Custodian fee                                          15,650
     Insurance                                               6,039
     Registration fee                                        5,124
     Miscellaneous                                          24,342
     Chief Compliance Officer fee (Note 2)                  27,975
     Directors fee                                           6,380
                                                         ---------
     Total expenses                                        851,000
     Fee reductions (Note 5)                                (4,749)
                                                         ---------
     Net expenses                                          846,251
                                                         ---------

        Net investment income                            2,577,517
                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net realized loss from security transactions           (133,814)
   Change in unrealized appreciation of investments      2,881,563
                                                         ---------
        Net gain on investments                          2,747,749
                                                         ---------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                             $5,325,266
                                                         =========

See accompanying notes to financial statements.>


HAWAII MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                  For The Six Months Ended   For The Year Ended
                                        March 31, 2012       September 30, 2011
                                  ------------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                     $  2,577,517       $  6,190,429
     Net realized gain (loss) on investments       (133,814)          (469,436)
     Increase (decrease) in unrealized appreciation
       (depreciation) of investments              2,881,563         (2,350,769)
                                                -----------        -----------
        Net increase (decrease) in net assets
         resulting from operations                5,325,266          3,370,224
                                                -----------        -----------
   Distributions to shareholders from:
     Net investment income
        Investor Class
         ($.17 and $.39 per share, respectively) (2,570,510)        (6,118,746)
     Capital gains
	  Investor Class
          ($.00 and $.00 per share, respectively)         -                  -
                                                -----------        -----------

        Total distributions to shareholders      (2,570,510)        (6,118,746)
                                                -----------        -----------

   Capital share transactions (a)
     Increase (decrease) in net assets resulting
       from capital share transactions            3,796,358        (16,918,397)
                                                -----------        -----------

        Total increase (decrease) in net assets   6,551,114        (19,666,919)

NET ASSETS
   Beginning of period                          158,265,639        177,932,558
                                                -----------        -----------

   End of period
      (including undistributed net investment
       income of $91,079 and $85,213,
       respectively)                           $164,816,753       $158,265,639
                                                ===========        ===========



(a)	Summary of capital share activity follows:

                                    Investor Class           Investor Class
                               For The Six Months Ended    For The Year Ended
                                    March 31, 2012         September 30, 2011
                               ------------------------    -------------------
                                  Shares     Value         Shares      Value
                                  ------     -----         ------      -----
   Shares sold                    678,032 $ 7,441,517     873,093   $ 9,315,095
   Shares issued on
    reinvestment of distributions 167,010   1,831,195     421,482     4,475,287
                                  -------   ---------     -------     ---------
                                  845,042   9,272,712   1,294,575    13,790,382
   Shares redeemed               (500,646) (5,476,354) (2,903,690)  (30,708,779)
                                  -------   ---------   ---------    ----------
   Net increase (decrease)        344,396  $3,796,358  (1,609,115) $(16,918,397)
                                  =======   =========   =========    ==========

See accompanying notes to financial statements.>


HAWAII MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
-------------------------------------------------------------------------------

                                       INVESTOR CLASS
              For The Six Months Ended       Years Ended September 30,
              March 31, 2012 (Unaudited)   2011	   2010    2009    2008    2007
              --------------------------   ----    ----    ----    ----    ----
Net asset value
   Beginning of period           $10.83  $10.97  $10.80  $10.31  $10.88  $11.04

Income from investment operations
   Net investment income            .18     .39     .37     .38     .39     .39
   Net gain (loss) on securities
      (both realized and unrealized).18    (.14)    .17     .51    (.57)   (.16)
                                  -----   -----   -----   -----   -----   -----
   Total from investment operations .36     .25     .54     .89    (.18)    .23
                                  -----   -----   -----   -----   -----   -----
Less distributions
   Dividends from
    net investment income          (.17)   (.39)   (.37)   (.38)   (.39)   (.39)
   Distributions from
    capital gains                     -       -       -    (.02)      -      -**
                                  -----   -----   -----   -----   -----   -----
      Total distributions          (.17)   (.39)   (.37)   (.40)   (.39)   (.39)
                                  -----   -----   -----   -----   -----   -----

   End of period                 $11.02  $10.83  $10.97  $10.80  $10.31  $10.88
                                  =====   =====   =====   =====   =====   =====

Total return                      3.39%+  2.45%   5.12%   8.98%  -1.73%   2.14%

Ratios/Supplemental Data
   Net assets, end of
     period (in 000's)     $164,817 $158,266 $177,933 $165,893 $150,059 $148,893

   Ratio of expenses to
    average net assets (a)        1.06%*  1.03%   1.03%   1.05%   1.08%   1.02%

   Ratio of net investment income to
     average net assets           3.19%*  3.74%   3.49%   3.77%   3.54%   3.55%

Portfolio turnover               11.20%+ 13.68%  19.60%  25.90%  13.47%  15.66%

*   Annualized
+   Not annualized
**  Less than $.01 per share

(a)Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement for the Investor Class were 1.05%, 1.02%, 1.03%, 1.02%, 1.02%, and .96%, for the six months ended
March 31, 2012 and for the years ended September 30, 2011, 2010, 2009, 2008, and 2007, respectively.

See accompanying notes to financial statements.>


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. First Pacific Mutual Fund, Inc. currently has two investment portfolios, including the Hawaii Municipal Fund which is currently offering one Class of Shares:
Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by normally investing 80% of its net assets, including borrowings for investment purposes, in a portfolio of primarily investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions, that pay interest that is exempt from regular federal and State of Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

The Fund is subject to the additional risk that it concentrates its investments in instruments issued by or on behalf of the State of Hawaii. Due to the level of investment in municipal obligations issued by the State of Hawaii and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Hawaii. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives,
and other political and economic developments.   Therefore, an investment
in the Fund may be riskier than investment in other types of municipal bond funds.

    (A)  SECURITY VALUATION
    Portfolio securities that are fixed income securities are valued by an independent pricing service using methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are believed to be suspect will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

    The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally Accepted Accounting Principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

    Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

    Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

    Level 3 -Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

    The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

    Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

    The following is a description of the valuation techniques applied to the Fund's major categories of financial instruments measured at fair value on a recurring basis:

    Municipal bonds are categorized in Level 2 of the fair value hierarchy.

    The following is a summary of the inputs used in valuing the Fund's investments, as of March 31, 2012. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    Valuation Inputs at Reporting Date:

    Description      Level 1       Level 2     Level 3     Total
    Municipal Bonds    $-0-     $156,132,128    $-0-	  $156,132,128

    There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

    (B)  FEDERAL INCOME TAXES
    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders.
    Therefore, no federal income tax provision is required.   At September
    30, 2011, the Fund had a capital loss carryforward of $668,651 of which $547,947 expires in 2017, and $120,704 expires in 2018.

    In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

    Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

    The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2011, open Federal tax years include the tax years ended September 30, 2008 - September 30, 2011. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

    On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss forwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

    (C)  SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
         SHAREHOLDERS
    Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

    (D)  USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

    (E)  SHARE VALUATION
    The net asset value per share for the Fund is determined by calculating the total value of the Fund's assets, deducting its total liabilities and dividing the result by the number of shares outstanding.


(2)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to ..05% of the Fund's average daily net assets, respectively. For the period ended March 31, 2012, the Fund was allocated $27,975 of the Chief Compliance Officer fee.

The Fund's distributor, Lee Financial Securities, Inc. ("LFS"), a wholly-owned subsidiary of LFG, received $120,847 for costs incurred in connection with the sale of the Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of .06% of the Fund's average daily net assets. LFR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of the Fund's average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.


(3)  DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.


(4)  PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $17,579,829 and $16,534,000, respectively, for the Fund during the period October 1, 2011 through March 31, 2012.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------

(5)  CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses of other vendors and service providers. If not for the offset agreement, the assets could have been employed to produce income. During the six months ended March 31, 2012, such reductions amounted to $4,749 for the Hawaii Municipal Fund. Credits used to offset expenses were as follows: Custody fees, $4,749.


(6)  TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2011 and 2010 were as follows:

                   Exempt-                Long-Term
                  Interest    Ordinary     Capital         Total
                 Dividends     Income       Gains       Distributions
                  ---------   --------     ---------    -------------
     Hawaii Municipal Fund
      2011       $6,118,746   $  -        $  -          $6,118,746
      2010       $5,880,797   $  -        $  -          $5,880,797

	The tax character of distributable earnings at September 30, 2011 were as follows:

       Undistributed	                           Post   Unrealized  Total
      Ordinary Exempt- Undistributed Capital Loss October  Gain/   Distributable
      Interest Income  Capital Gains Carryforwards Losses (Loss)**  Earnings
      ---------------  ------------- ------------- ------  ------- ----------
Hawaii Municipal Fund
          $  -          $ -         $(668,651) $(929,288) $3,013,710 $1,415,771

   ** The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year-ended September 30, 2011, the Hawaii Municipal Fund's undistributed investment income was decreased by $155,077, and accumulated net realized loss on investments was decreased by $155,077.


(7)  NEW ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update ("ASU") modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2012 (Unaudited)
-------------------------------------------------------------------------------


inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. The Fund did not have any transfers between Level 1 and Level 2 securities and had no Level 3 measurements during the period covered by this report. Therefore, the Fund has concluded that Fair Value measurement disclosure had no impact on the Fund's financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.


(8)  SUBSEQUENT EVENTS DISCLOSURE

In preparing the Financial Statements as of March 31, 2012, the Fund's management considered the impact of subsequent events for potential recognition or disclosure in these Financial Statements.




HAWAII MUNICIPAL FUND INVESTOR CLASS

Shareholder Information (Unaudited)


Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and the Fund's website at www.leehawaii.com and reflect the 12-month period beginning July 1, 2010 and ending June 30, 2011.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission ("Commission") for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov or the Fund's website at www.leehawaii.com. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



                            INVESTMENT MANAGER
                         Lee Financial Group Inc.
                      2756 Woodlawn Drive, Suite #6-201
                       Honolulu, Hawaii  96822-1856

                               DISTRIBUTOR
                       Lee Financial Securities, Inc.
                     2756 Woodlawn Drive, Suite #6-201
                       Honolulu, Hawaii  96822-1856

                             FUND ACCOUNTANT
                        Ultimus Fund Solutions, LLC
                       225 Pictoria Drive, Suite 450
                         Cincinnati, Ohio  45246

                               CUSTODIAN
                            Union Bank, N.A.
                     350 California Street, 6th Floor
                     San Francisco, California  94104

                              LEGAL COUNSEL
                            Roy W. Adams, Jr.
                             370 Park Street
                               Suite #2
                         Moraga, California  94556

                             TRANSFER AGENT
                    Lee Financial Recordkeeping, Inc.
                    2756 Woodlawn Drive, Suite #6-201
                      Honolulu, Hawaii  96822-1856







Item 2.  Code of Ethics.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3.  Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4.  Principal Accountant Fee and Services.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

	(a)	The registrant's principal executive and principal financial
		officers, or person performing similar functions, has concluded that
		the registrant's disclosure controls and procedures (as defined in
		Rule 30a-3(c) under the Investment Company Act of 1940, as amended
		(the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date
		within 90 days of the filing date of the report that includes the
		disclosure required by this paragraph, based on their evaluation of
		these controls and procedures required by Rule 30a-3(b) under the
		1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
		under the Securities Exchange Act of 1934, as amended (17 CFR
		240.13a-15(b) or 240.15d-15(b)).

	(b)	There were no changes in the registrant's internal control
		over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

      (a)(1)   Not applicable.
      (a)(2) Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are furnished herewith.
      (a)(3)   Not applicable.
      (b)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     First Pacific Mutual Fund, Inc.
                 -------------------------------

By (Signature and Title)*  /s/ Terrence K.H. Lee
                           ---------------------
                           Terrence K.H. Lee, President and CEO
                           (principal executive officer)

Date May 29, 2012
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Terrence K.H. Lee
                           ---------------------
                           Terrence K.H. Lee, President and CEO
                           (principal executive officer)

By (Signature and Title)*  /s/ Nora B. Simpson
                           -------------------
                           Nora B. Simpson, Treasurer
                           (principal financial officer)

Date  May 29, 2012
      ------------
*Print the name and title of each signing officer under his or her signature.